Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	2,000,000,000	2,000,000,000	75,000,000
Common Stock, shares issued	1,052,920,627	355,734,404	1,058,802
Common Stock, shares outstanding	1,052,920,627	355,734,404	1,058,802
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Impairment of equity investment in MHB, Inc.		$ 1,049,475	$ 1,846,515
Convertible notes payable, discount			122,084
Property and equipment, accumulated depreciation		0	3,225
Software, accumulated amortization	$ 67,511	$ 40,264	$ 0